Dec. 31, 2025
Davis Government Money Market Fund | Davis Series
Investment Objective
The Fund seeks as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Class A, C, and Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Redemption Fee (as a percentage of total redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A, C, and Y shares
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.60%
*
Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2027. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to waive fees and/or reimburse expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. The agreement cannot be terminated prior to that date, without the consent of the Board of Directors.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A, C, and Y shares	$61	$192	$335	$750

Principal Investment Strategies of the Fund
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
The Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”) and repurchase agreements collateralized by U.S. Government Securities. As a government money market fund, the Fund normally invests at least 99.5% of its total assets in U.S. Government Securities, repurchase agreements collateralized by cash and/or U.S. Government Securities, and cash. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

Calendar Year Total Returns for All Share Classes

	Returns	Period Ending
Highest Quarter	1.17%	December 31, 2023
Lowest Quarter	0.00%	December 31, 2021
Year-to-Date	0.78%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
All Share Classes	3.74%	2.77%	1.75%

Yield for Class A Shares (For the period ended December 31, 2025)
7-Day Yield:	3.21%
You can obtain the Fund’s most recent 7-day Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.